UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Growth Strategies K6 Fund

August 31, 2017

FEGK6-QTLY-1017
1.9883992.100

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.8%
Tenneco, Inc.	6,653	$360,593
Visteon Corp. (a)	7,500	865,800
		1,226,393
Distributors - 1.0%
Pool Corp.	6,500	647,985
Diversified Consumer Services - 0.8%
Service Corp. International	14,500	512,430
Hotels, Restaurants & Leisure - 3.8%
Domino's Pizza, Inc.	2,719	495,565
Jack in the Box, Inc.	4,600	430,652
Las Vegas Sands Corp.	4,500	279,945
Wyndham Worldwide Corp.	12,900	1,285,872
		2,492,034
Household Durables - 1.2%
Newell Brands, Inc.	16,500	796,620
Media - 2.2%
Interpublic Group of Companies, Inc.	30,000	604,200
Lions Gate Entertainment Corp. Class B	11,500	322,805
Scripps Networks Interactive, Inc. Class A	2,500	214,125
Viacom, Inc. Class B (non-vtg.)	11,500	328,900
		1,470,030
Multiline Retail - 1.5%
Dollar General Corp.	5,500	399,080
Dollar Tree, Inc. (a)	7,300	581,372
		980,452
Specialty Retail - 1.3%
Ross Stores, Inc.	15,000	876,750
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	5,645	489,478
Hanesbrands, Inc.	18,000	436,680
VF Corp.	4,637	291,528
		1,217,686

TOTAL CONSUMER DISCRETIONARY		10,220,380

CONSUMER STAPLES - 5.2%
Beverages - 1.7%
Dr. Pepper Snapple Group, Inc.	7,800	710,190
Monster Beverage Corp. (a)	7,453	416,026
		1,126,216
Food Products - 1.7%
Campbell Soup Co.	6,600	304,920
The Hershey Co.	8,000	839,360
		1,144,280
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	5,100	545,649
Herbalife Ltd. (a)	7,445	513,779
		1,059,428
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	2,622	162,879

TOTAL CONSUMER STAPLES		3,492,803

ENERGY - 0.7%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	5,500	186,450
Oil, Gas & Consumable Fuels - 0.4%
Andeavor	2,900	290,435

TOTAL ENERGY		476,885

FINANCIALS - 8.6%
Banks - 3.0%
Citizens Financial Group, Inc.	37,000	1,225,810
Huntington Bancshares, Inc.	42,000	528,780
Investors Bancorp, Inc.	18,000	235,620
		1,990,210
Capital Markets - 2.5%
Ameriprise Financial, Inc.	2,500	346,275
MarketAxess Holdings, Inc.	1,000	192,950
Moody's Corp.	4,000	536,120
S&P Global, Inc.	3,600	555,588
		1,630,933
Insurance - 3.1%
Aon PLC	2,921	406,486
Arch Capital Group Ltd. (a)	4,500	438,030
Progressive Corp.	26,500	1,231,720
		2,076,236

TOTAL FINANCIALS		5,697,379

HEALTH CARE - 17.4%
Health Care Equipment & Supplies - 3.2%
Edwards Lifesciences Corp. (a)	6,700	761,522
Intuitive Surgical, Inc. (a)	364	365,700
ResMed, Inc.	12,595	977,120
		2,104,342
Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	8,500	682,125
Cardinal Health, Inc.	3,000	202,380
HCA Holdings, Inc. (a)	7,000	550,620
Henry Schein, Inc. (a)	2,900	503,672
Laboratory Corp. of America Holdings (a)	3,200	501,984
MEDNAX, Inc. (a)	6,000	269,100
Universal Health Services, Inc. Class B	3,000	324,390
Wellcare Health Plans, Inc. (a)	6,200	1,083,016
		4,117,287
Health Care Technology - 1.8%
Cerner Corp. (a)	18,200	1,233,596
Life Sciences Tools & Services - 5.5%
Charles River Laboratories International, Inc. (a)	8,000	870,400
Illumina, Inc. (a)	4,000	817,840
Mettler-Toledo International, Inc. (a)	1,700	1,028,653
Waters Corp. (a)	5,137	942,537
		3,659,430
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	3,100	463,016

TOTAL HEALTH CARE		11,577,671

INDUSTRIALS - 16.0%
Aerospace & Defense - 3.6%
Huntington Ingalls Industries, Inc.	7,350	1,572,606
TransDigm Group, Inc.	3,300	860,178
		2,432,784
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. (a)	645	39,474
Airlines - 1.0%
Alaska Air Group, Inc.	8,900	664,474
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	9,500	428,355
Electrical Equipment - 0.7%
AMETEK, Inc.	7,000	442,750
Industrial Conglomerates - 1.9%
Roper Technologies, Inc.	5,400	1,245,564
Machinery - 2.8%
Cummins, Inc.	900	143,442
IDEX Corp.	5,500	646,690
Toro Co.	9,000	555,120
Wabtec Corp.	7,000	493,990
		1,839,242
Professional Services - 2.6%
Dun & Bradstreet Corp.	2,800	312,032
Equifax, Inc.	10,000	1,424,700
		1,736,732
Trading Companies & Distributors - 2.8%
Fastenal Co.	19,000	810,730
MSC Industrial Direct Co., Inc. Class A	5,500	378,840
United Rentals, Inc. (a)	5,500	649,330
		1,838,900

TOTAL INDUSTRIALS		10,668,275

INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	7,400	883,412
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	9,066	733,802
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	13,200	622,380
LogMeIn, Inc.	4,400	503,360
VeriSign, Inc. (a)	15,000	1,556,250
		2,681,990
IT Services - 9.0%
Amdocs Ltd.	9,800	634,942
Fiserv, Inc. (a)	10,200	1,261,842
FleetCor Technologies, Inc. (a)	3,900	560,703
Genpact Ltd.	7,756	220,658
Global Payments, Inc.	8,500	811,665
Paychex, Inc.	14,500	826,935
Total System Services, Inc.	24,000	1,658,880
		5,975,625
Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	13,500	1,129,545
Broadcom Ltd.	1,300	327,691
KLA-Tencor Corp.	12,700	1,189,863
Lam Research Corp.	4,331	718,859
ON Semiconductor Corp. (a)	9,500	162,260
Skyworks Solutions, Inc.	9,000	948,240
		4,476,458
Software - 6.1%
Adobe Systems, Inc. (a)	2,500	387,900
Check Point Software Technologies Ltd. (a)	7,300	816,651
Citrix Systems, Inc. (a)	16,000	1,251,360
Electronic Arts, Inc. (a)	6,000	729,000
Intuit, Inc.	1,800	254,610
Take-Two Interactive Software, Inc. (a)	6,000	586,740
		4,026,261

TOTAL INFORMATION TECHNOLOGY		18,777,548

MATERIALS - 3.5%
Chemicals - 2.5%
CF Industries Holdings, Inc.	11,000	318,890
Eastman Chemical Co.	2,200	189,640
Sherwin-Williams Co.	1,000	339,270
The Scotts Miracle-Gro Co. Class A	4,500	430,155
Valvoline, Inc.	18,134	386,073
		1,664,028
Containers & Packaging - 1.0%
Ball Corp.	16,000	639,840

TOTAL MATERIALS		2,303,868

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
CoreSite Realty Corp.	6,400	760,064
Digital Realty Trust, Inc.	3,500	414,190
Equity Lifestyle Properties, Inc.	2,100	187,215
Extra Space Storage, Inc.	8,000	621,040
		1,982,509
TOTAL COMMON STOCKS
(Cost $65,206,985)		65,197,318

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $1,618,220)	1,617,896	1,618,220
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $66,825,205)		66,815,538
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(302,685)
NET ASSETS - 100%		$66,512,853

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,051
Total	$1,051

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $68,107,565 in exchange for 6,736,653 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Growth Fund

August 31, 2017

ZDG-QTLY-1017
1.9881576.100

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.9%
Tenneco, Inc.	60	$3,252
Visteon Corp. (a)	59	6,811
		10,063
Distributors - 1.0%
Pool Corp.	51	5,084
Diversified Consumer Services - 0.8%
Service Corp. International	113	3,993
Hotels, Restaurants & Leisure - 3.7%
Domino's Pizza, Inc.	22	4,010
Jack in the Box, Inc.	35	3,277
Las Vegas Sands Corp.	35	2,177
Wyndham Worldwide Corp.	100	9,968
		19,432
Household Durables - 1.2%
Newell Brands, Inc.	130	6,276
Media - 2.3%
Interpublic Group of Companies, Inc.	262	5,277
Lions Gate Entertainment Corp. Class B	89	2,498
Scripps Networks Interactive, Inc. Class A	20	1,713
Viacom, Inc. Class B (non-vtg.)	90	2,574
		12,062
Multiline Retail - 1.5%
Dollar General Corp.	46	3,338
Dollar Tree, Inc. (a)	57	4,539
		7,877
Specialty Retail - 1.4%
Ross Stores, Inc.	123	7,189
Textiles, Apparel & Luxury Goods - 1.9%
Carter's, Inc.	45	3,902
Hanesbrands, Inc.	143	3,469
VF Corp.	38	2,389
		9,760

TOTAL CONSUMER DISCRETIONARY		81,736

CONSUMER STAPLES - 5.0%
Beverages - 1.6%
Dr. Pepper Snapple Group, Inc.	59	5,372
Monster Beverage Corp. (a)	54	3,014
		8,386
Food Products - 1.7%
Campbell Soup Co.	51	2,356
The Hershey Co.	61	6,400
		8,756
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	39	4,173
Herbalife Ltd. (a)	50	3,451
		7,624
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	19	1,180

TOTAL CONSUMER STAPLES		25,946

ENERGY - 0.7%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	45	1,526
Oil, Gas & Consumable Fuels - 0.4%
Andeavor	23	2,303

TOTAL ENERGY		3,829

FINANCIALS - 8.4%
Banks - 3.0%
Citizens Financial Group, Inc.	290	9,608
Huntington Bancshares, Inc.	330	4,155
Investors Bancorp, Inc.	139	1,820
		15,583
Capital Markets - 2.3%
Ameriprise Financial, Inc.	19	2,632
MarketAxess Holdings, Inc.	7	1,351
Moody's Corp.	31	4,155
S&P Global, Inc.	25	3,858
		11,996
Insurance - 3.1%
Aon PLC	22	3,062
Arch Capital Group Ltd. (a)	37	3,602
Progressive Corp.	207	9,621
		16,285

TOTAL FINANCIALS		43,864

HEALTH CARE - 17.5%
Health Care Equipment & Supplies - 3.1%
Edwards Lifesciences Corp. (a)	53	6,024
Intuitive Surgical, Inc. (a)	3	3,014
ResMed, Inc.	94	7,293
		16,331
Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	66	5,297
Cardinal Health, Inc.	22	1,484
HCA Holdings, Inc. (a)	53	4,169
Henry Schein, Inc. (a)	23	3,995
Laboratory Corp. of America Holdings (a)	25	3,922
MEDNAX, Inc. (a)	50	2,243
Universal Health Services, Inc. Class B	24	2,595
Wellcare Health Plans, Inc. (a)	48	8,385
		32,090
Health Care Technology - 1.9%
Cerner Corp. (a)	142	9,625
Life Sciences Tools & Services - 5.6%
Charles River Laboratories International, Inc. (a)	62	6,746
Illumina, Inc. (a)	33	6,747
Mettler-Toledo International, Inc. (a)	14	8,471
Waters Corp. (a)	39	7,156
		29,120
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	24	3,585

TOTAL HEALTH CARE		90,751

INDUSTRIALS - 16.8%
Aerospace & Defense - 3.7%
Huntington Ingalls Industries, Inc.	57	12,196
TransDigm Group, Inc.	27	7,038
		19,234
Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (a)	45	2,754
Airlines - 1.1%
Alaska Air Group, Inc.	75	5,600
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	73	3,292
Electrical Equipment - 0.7%
AMETEK, Inc.	54	3,416
Industrial Conglomerates - 1.9%
Roper Technologies, Inc.	42	9,688
Machinery - 2.9%
Cummins, Inc.	10	1,594
IDEX Corp.	43	5,056
Toro Co.	70	4,318
Wabtec Corp.	55	3,881
		14,849
Professional Services - 2.7%
Dun & Bradstreet Corp.	27	3,009
Equifax, Inc.	78	11,113
		14,122
Trading Companies & Distributors - 2.7%
Fastenal Co.	145	6,187
MSC Industrial Direct Co., Inc. Class A	41	2,824
United Rentals, Inc. (a)	45	5,313
		14,324

TOTAL INDUSTRIALS		87,279

INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	58	6,924
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	69	5,585
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	115	5,422
LogMeIn, Inc.	34	3,890
VeriSign, Inc. (a)	119	12,346
		21,658
IT Services - 8.7%
Amdocs Ltd.	76	4,924
Fiserv, Inc. (a)	76	9,402
FleetCor Technologies, Inc. (a)	29	4,169
Genpact Ltd.	57	1,622
Global Payments, Inc.	65	6,207
Paychex, Inc.	111	6,330
Total System Services, Inc.	183	12,642
		45,296
Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	100	8,367
Broadcom Ltd.	10	2,521
KLA-Tencor Corp.	100	9,369
Lam Research Corp.	35	5,809
ON Semiconductor Corp. (a)	80	1,366
Skyworks Solutions, Inc.	69	7,270
		34,702
Software - 5.8%
Adobe Systems, Inc. (a)	19	2,948
Check Point Software Technologies Ltd. (a)	55	6,153
Citrix Systems, Inc. (a)	126	9,854
Electronic Arts, Inc. (a)	40	4,860
Intuit, Inc.	14	1,980
Take-Two Interactive Software, Inc. (a)	45	4,401
		30,196

TOTAL INFORMATION TECHNOLOGY		144,361

MATERIALS - 3.4%
Chemicals - 2.5%
CF Industries Holdings, Inc.	90	2,609
Eastman Chemical Co.	18	1,552
Sherwin-Williams Co.	7	2,375
The Scotts Miracle-Gro Co. Class A	35	3,346
Valvoline, Inc.	136	2,895
		12,777
Containers & Packaging - 0.9%
Ball Corp.	121	4,839

TOTAL MATERIALS		17,616

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
CoreSite Realty Corp.	50	5,938
Digital Realty Trust, Inc.	26	3,077
Equity Lifestyle Properties, Inc.	16	1,426
Extra Space Storage, Inc.	63	4,891
		15,332
TOTAL COMMON STOCKS
(Cost $490,620)		510,714

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $4,674)	4,673	4,674
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $495,294)		515,388
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,385
NET ASSETS - 100%		$519,773

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77
Total	$77

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Company Fund

August 31, 2017

GCF-QTLY-1017
1.805820.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 0.0%
Delphi Automotive PLC	46,600	$4,492
Automobiles - 1.7%
Tesla, Inc. (a)(b)	1,967,000	700,055
Hotels, Restaurants & Leisure - 2.3%
China Lodging Group Ltd. ADR (a)	391,500	44,439
Chipotle Mexican Grill, Inc. (a)(b)	70,900	22,455
Dave & Buster's Entertainment, Inc. (a)	170,422	9,963
Del Taco Restaurants, Inc. (a)	975,400	13,734
Domino's Pizza, Inc.	149,986	27,336
Dunkin' Brands Group, Inc.	243,740	12,567
Hyatt Hotels Corp. Class A (a)	160,840	9,572
Las Vegas Sands Corp.	830,600	51,672
Marriott International, Inc. Class A	153,400	15,889
McDonald's Corp.	1,429,500	228,677
Papa John's International, Inc.	741,400	55,449
Shake Shack, Inc. Class A (a)(b)	667,700	20,645
Starbucks Corp.	4,041,800	221,733
U.S. Foods Holding Corp. (a)	523,700	14,376
Wingstop, Inc. (b)	45,300	1,468
Yum China Holdings, Inc.	2,004,100	70,865
Yum! Brands, Inc.	1,121,500	86,154
		906,994
Household Durables - 0.0%
Newell Brands, Inc.	207,654	10,026
Sony Corp. sponsored ADR	132,600	5,255
		15,281
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc. (a)	1,836,601	1,800,971
Blue Apron Holdings, Inc.:
Class A (b)	1,428,400	7,485
Class B	1,769,256	8,344
Class B	442,313	2,202
Ctrip.com International Ltd. ADR (a)	1,431,200	73,635
Etsy, Inc. (a)	197,300	3,230
Expedia, Inc.	716,600	106,315
Groupon, Inc. (a)	9,086,100	40,342
JD.com, Inc. sponsored ADR (a)	5,724,300	239,905
Netflix, Inc. (a)	2,127,400	371,678
Priceline Group, Inc. (a)	118,268	219,042
The Honest Co., Inc. (a)(c)(d)	39,835	996
TripAdvisor, Inc. (a)(b)	112,600	4,811
Vipshop Holdings Ltd. ADR (a)	9,579,200	89,182
Wayfair LLC Class A (a)(b)	3,284,067	233,202
		3,201,340
Leisure Products - 0.1%
Callaway Golf Co.	2,032,300	28,330
Media - 1.4%
Comcast Corp. Class A	9,492,800	385,503
Liberty Media Corp. Liberty Formula One Group Series C (a)	542,500	21,320
Lions Gate Entertainment Corp.:
Class A (b)	102,946	3,061
Class B	102,946	2,890
The Walt Disney Co.	1,629,800	164,936
Turn, Inc. (Escrow) (c)(d)	984,774	709
		578,419
Multiline Retail - 0.2%
Dollar General Corp.	182,500	13,242
Dollar Tree, Inc. (a)	889,200	70,816
Target Corp.	46,389	2,530
		86,588
Specialty Retail - 1.1%
CarMax, Inc. (a)	149,521	10,040
DavidsTea, Inc. (a)(b)	312,500	1,672
Home Depot, Inc.	2,103,200	315,207
L Brands, Inc.	143,000	5,179
Lowe's Companies, Inc.	362,400	26,778
RH (a)(b)(e)	1,215,803	56,887
TJX Companies, Inc.	345,800	25,001
		440,764
Textiles, Apparel & Luxury Goods - 5.9%
adidas AG	5,279,338	1,184,997
Kering SA	499,500	187,487
lululemon athletica, Inc. (a)(e)	8,114,378	466,982
LVMH Moet Hennessy - Louis Vuitton SA	178,522	46,892
NIKE, Inc. Class B	2,800,300	147,884
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,031,285	238,697
Tory Burch LLC:
Class A(a)(c)(d)(f)	950,844	42,094
Class B (a)(c)(d)(f)	324,840	15,261
Under Armour, Inc. Class C (non-vtg.) (a)(b)	453,104	6,842
VF Corp.	428,400	26,934
		2,364,070

TOTAL CONSUMER DISCRETIONARY		8,326,333

CONSUMER STAPLES - 5.1%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	323,100	64,652
Dr. Pepper Snapple Group, Inc.	175,700	15,997
Monster Beverage Corp. (a)	7,268,618	405,734
PepsiCo, Inc.	1,007,340	116,579
The Coca-Cola Co.	5,627,300	256,324
		859,286
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	937,400	146,928
Drogasil SA	2,739,373	60,351
Kroger Co.	217,050	4,747
Walgreens Boots Alliance, Inc.	600,300	48,924
		260,950
Food Products - 0.4%
Campbell Soup Co.	125,100	5,780
General Mills, Inc.	147,400	7,851
Kellogg Co.	106,500	6,971
Lamb Weston Holdings, Inc.	539,700	24,546
Mondelez International, Inc.	610,600	24,827
The Hain Celestial Group, Inc. (a)	302,600	12,171
The Hershey Co.	266,000	27,909
The Kraft Heinz Co.	460,500	37,185
		147,240
Household Products - 0.3%
Church & Dwight Co., Inc.	827,500	41,516
Colgate-Palmolive Co.	431,800	30,934
Kimberly-Clark Corp.	246,700	30,416
Procter & Gamble Co.	93,700	8,646
		111,512
Personal Products - 0.8%
Coty, Inc. Class A	8,031,300	133,159
elf Beauty, Inc. (b)	177,500	3,672
Herbalife Ltd. (a)(b)	1,560,910	107,718
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,092,500	65,041
		309,590
Tobacco - 0.9%
Altria Group, Inc.	2,852,280	180,835
British American Tobacco PLC sponsored ADR	764,700	47,503
Philip Morris International, Inc.	1,137,380	132,994
		361,332

TOTAL CONSUMER STAPLES		2,049,910

ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	1,357,400	46,016
Halliburton Co.	372,300	14,509
U.S. Silica Holdings, Inc.	610,000	16,598
		77,123
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.	264,000	10,806
Cabot Oil & Gas Corp.	1,260,900	32,216
Concho Resources, Inc. (a)	432,900	48,039
Continental Resources, Inc. (a)	479,000	16,248
Diamondback Energy, Inc. (a)	300,933	27,322
EOG Resources, Inc.	1,324,600	112,578
Hess Corp.	93,900	3,653
Noble Energy, Inc.	1,065,611	25,330
PDC Energy, Inc. (a)	476,000	18,721
Pioneer Natural Resources Co.	378,107	49,022
Reliance Industries Ltd.	1,246,912	31,097
Valero Energy Corp.	218,400	14,873
		389,905

TOTAL ENERGY		467,028

FINANCIALS - 2.4%
Banks - 1.0%
Bank of America Corp.	1,100,600	26,293
Citigroup, Inc.	517,780	35,225
HDFC Bank Ltd. sponsored ADR	1,386,674	135,104
JPMorgan Chase & Co.	1,750,900	159,139
Signature Bank (a)	57,285	7,352
Wells Fargo & Co.	794,700	40,585
		403,698
Capital Markets - 1.3%
BlackRock, Inc. Class A	454,600	190,482
BM&F BOVESPA SA	5,687,997	39,970
Charles Schwab Corp.	6,942,975	277,025
E*TRADE Financial Corp. (a)	316,500	12,980
RPI International Holdings LP (a)(c)(d)	130,847	17,717
T. Rowe Price Group, Inc.	60,400	5,095
		543,269
Consumer Finance - 0.1%
American Express Co.	229,048	19,721
Discover Financial Services	126,544	7,460
		27,181

TOTAL FINANCIALS		974,148

HEALTH CARE - 17.8%
Biotechnology - 13.9%
AbbVie, Inc.	1,510,491	113,740
ACADIA Pharmaceuticals, Inc. (a)(e)	2,929,105	104,305
ACADIA Pharmaceuticals, Inc. (a)(b)(e)	4,414,403	157,197
Adverum Biotechnologies, Inc. (a)	452,900	1,245
Agios Pharmaceuticals, Inc. (a)(b)	1,987,189	125,710
Alexion Pharmaceuticals, Inc. (a)	1,497,260	213,225
Alkermes PLC (a)(e)	9,395,726	477,115
Alnylam Pharmaceuticals, Inc. (a)(e)	4,778,836	409,690
Amgen, Inc.	1,366,500	242,923
Array BioPharma, Inc. (a)	5,820,670	56,344
aTyr Pharma, Inc. (a)(b)(e)	335,669	1,024
aTyr Pharma, Inc. (a)(e)(g)	1,469,144	4,481
BeiGene Ltd. ADR (a)(b)	1,869,476	128,844
Biogen, Inc. (a)	349,900	110,764
Bioverativ, Inc.	137,950	7,820
bluebird bio, Inc. (a)(e)	2,568,889	320,726
Calyxt, Inc. (e)	1,540,700	23,419
Celgene Corp. (a)	1,119,688	155,558
Celldex Therapeutics, Inc. (a)	2,010,393	4,946
Cellectis SA sponsored ADR (a)	706,911	20,331
Chimerix, Inc. (a)(e)	2,401,057	11,429
Coherus BioSciences, Inc. (a)(b)	2,317,362	33,486
CytomX Therapeutics, Inc. (a)	628,013	10,852
CytomX Therapeutics, Inc. (a)(g)	794,033	13,721
Dicerna Pharmaceuticals, Inc. (a)	181,250	633
Editas Medicine, Inc. (a)(b)	826,582	17,449
Exelixis, Inc. (a)(e)	15,761,767	460,874
Fate Therapeutics, Inc. (a)(b)	1,489,106	5,629
Five Prime Therapeutics, Inc. (a)	1,316,033	44,640
Galapagos Genomics NV sponsored ADR (a)	885,714	81,920
Genocea Biosciences, Inc. (a)(b)	119,400	581
Gilead Sciences, Inc.	1,897,895	158,873
Global Blood Therapeutics, Inc. (a)	1,035,875	31,491
Heron Therapeutics, Inc. (a)(b)	1,650,375	27,231
Intellia Therapeutics, Inc. (a)(b)	904,500	19,022
Intercept Pharmaceuticals, Inc. (a)(b)	187,354	21,847
Intrexon Corp. (a)(b)	493,975	9,746
Ionis Pharmaceuticals, Inc. (a)(b)(e)	7,630,214	409,132
Ironwood Pharmaceuticals, Inc. Class A (a)	5,401,693	86,157
Jounce Therapeutics, Inc. (b)	485,300	8,245
Lexicon Pharmaceuticals, Inc. (a)(b)(e)	6,964,138	105,437
Macrogenics, Inc. (a)	259,100	4,900
Merrimack Pharmaceuticals, Inc. (b)	5,267,621	7,164
Momenta Pharmaceuticals, Inc. (a)(e)	5,164,458	87,021
Opko Health, Inc. (a)(b)	84,398	540
Protagonist Therapeutics, Inc.	442,439	7,225
Prothena Corp. PLC (a)(e)	2,156,533	132,497
Regeneron Pharmaceuticals, Inc. (a)	1,022,818	508,238
Regulus Therapeutics, Inc. (a)(b)(e)	5,400,499	5,400
Rigel Pharmaceuticals, Inc. (a)(e)	9,345,837	23,832
Sage Therapeutics, Inc. (a)(e)	1,931,373	158,855
Seattle Genetics, Inc. (a)	2,118,536	111,287
Seres Therapeutics, Inc. (a)	1,188,442	16,674
Seres Therapeutics, Inc. (a)(g)	572,827	8,037
Sienna Biopharmaceuticals, Inc.	763,858	19,112
Sienna Biopharmaceuticals, Inc.	564,045	12,701
Spark Therapeutics, Inc. (a)	414,000	34,085
Syros Pharmaceuticals, Inc. (a)(b)(e)	725,902	14,206
Syros Pharmaceuticals, Inc. (e)(g)	938,007	18,357
TESARO, Inc. (a)(b)	430,365	55,577
Ultragenyx Pharmaceutical, Inc. (a)	750,900	42,846
Versartis, Inc. (a)	515,094	9,787
Vertex Pharmaceuticals, Inc. (a)	301,067	48,333
Xencor, Inc. (a)	817,332	17,671
		5,582,147
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	634,929	32,343
Align Technology, Inc. (a)	135,356	23,923
Danaher Corp.	1,340,000	111,783
DexCom, Inc. (a)	471,700	35,194
Genmark Diagnostics, Inc. (a)	1,528,853	14,891
Insulet Corp. (a)	1,976,100	114,732
Intuitive Surgical, Inc. (a)	130,793	131,404
Novocure Ltd. (a)(b)	1,398,900	28,677
Novocure Ltd. (a)(g)	571,461	11,715
Penumbra, Inc. (a)	1,207,587	103,852
Presbia PLC (a)(e)	1,349,493	4,035
		612,549
Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	720,000	12,192
Humana, Inc.	41,600	10,717
McKesson Corp.	99,900	14,916
UnitedHealth Group, Inc.	804,100	159,935
		197,760
Health Care Technology - 0.3%
athenahealth, Inc. (a)	673,300	94,888
Castlight Health, Inc. Class B (a)(b)	2,263,694	8,828
Cerner Corp. (a)	123,700	8,384
		112,100
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	54,538	11,151
Pharmaceuticals - 1.6%
Adimab LLC (a)(c)(d)(f)	3,162,765	108,356
Akcea Therapeutics, Inc.	2,517,995	46,961
Avexis, Inc. (a)	1,580,442	147,534
Bristol-Myers Squibb Co.	1,751,400	105,925
Castle Creek Pharmaceuticals, LLC Class A-2 unit (c)(d)(f)(h)	46,864	19,375
Endocyte, Inc. (a)(b)	1,137,115	1,546
Intra-Cellular Therapies, Inc. (a)(b)(e)	3,098,711	57,171
Jazz Pharmaceuticals PLC (a)	404,800	60,461
Kolltan Pharmaceuticals, Inc. rights (d)	7,940,644	953
Stemcentrx, Inc. rights 12/31/21 (d)	2,065,715	6,073
The Medicines Company (a)(b)	2,427,600	89,069
Theravance Biopharma, Inc. (a)(b)	816,253	26,667
		670,091

TOTAL HEALTH CARE		7,185,798

INDUSTRIALS - 5.8%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	497,300	151,870
Northrop Grumman Corp.	66,621	18,135
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	56,458
The Boeing Co.	564,700	135,336
United Technologies Corp.	456,600	54,664
		416,463
Air Freight & Logistics - 0.3%
FedEx Corp.	93,300	20,002
United Parcel Service, Inc. Class B	1,002,800	114,680
		134,682
Airlines - 1.7%
Allegiant Travel Co.	133,200	15,718
Azul SA sponsored ADR (b)	563,400	14,091
Delta Air Lines, Inc.	963,300	45,458
InterGlobe Aviation Ltd.	637,747	12,252
JetBlue Airways Corp. (a)	7,985,123	158,185
Ryanair Holdings PLC sponsored ADR (a)	493,852	56,151
Southwest Airlines Co.	2,581,415	134,595
United Continental Holdings, Inc. (a)	1,656,300	102,624
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(f)	6,703,518	20,915
Series C(a)(c)(d)(f)	3,466,281	10,815
Wizz Air Holdings PLC (a)	3,019,548	114,990
		685,794
Electrical Equipment - 0.3%
AMETEK, Inc.	67,800	4,288
Eaton Corp. PLC	454,000	32,579
Emerson Electric Co.	408,400	24,112
Fortive Corp.	680,600	44,219
		105,198
Industrial Conglomerates - 0.9%
3M Co.	946,900	193,471
Honeywell International, Inc.	1,125,600	155,637
		349,108
Machinery - 1.2%
Aumann AG	213,600	16,594
Caterpillar, Inc.	2,292,500	269,346
Cummins, Inc.	266,900	42,539
Deere & Co.	417,400	48,389
Illinois Tool Works, Inc.	317,500	43,659
Rational AG	4,182	2,716
Wabtec Corp. (b)	212,700	15,010
Xylem, Inc.	1,065,300	66,123
		504,376
Road & Rail - 0.3%
Union Pacific Corp.	1,190,000	125,307
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	1,037,400	29,265

TOTAL INDUSTRIALS		2,350,193

INFORMATION TECHNOLOGY - 42.1%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	80,800	14,233
Infinera Corp. (a)(b)(e)	11,256,128	95,227
Palo Alto Networks, Inc. (a)	74,500	9,885
		119,345
Electronic Equipment & Components - 0.2%
Cognex Corp.	27,300	2,975
IPG Photonics Corp. (a)	22,000	3,867
TE Connectivity Ltd.	111,700	8,891
Trimble, Inc. (a)	1,509,100	58,372
		74,105
Internet Software & Services - 11.9%
2U, Inc. (a)	221,727	11,109
Actua Corp. (a)(e)	2,347,321	30,046
Alibaba Group Holding Ltd. sponsored ADR (a)	1,305,900	224,275
Alphabet, Inc.:
Class A (a)	1,504,578	1,437,233
Class C (a)	820,983	771,174
Apptio, Inc. Class A	1,279,266	22,771
Baidu.com, Inc. sponsored ADR (a)	119,471	27,245
Cloudera, Inc.	529,285	9,755
Criteo SA sponsored ADR (a)(b)	413,040	20,119
Dropbox, Inc. Class B (a)(c)(d)	1,105,082	14,167
eBay, Inc. (a)	561,800	20,298
Facebook, Inc. Class A (a)	8,070,591	1,387,900
GoDaddy, Inc. (a)	401,100	17,977
NAVER Corp.	8,760	5,883
NetEase, Inc. ADR	635,300	175,241
New Relic, Inc. (a)	465,179	22,282
Nutanix, Inc.:
Class A	2,857,600	62,867
Class B (g)	1,151,309	25,329
Okta, Inc. (b)	91,400	2,467
Shopify, Inc. Class A (a)	3,550,996	392,422
Tencent Holdings Ltd.	1,178,900	49,608
Twitter, Inc. (a)	37,790	639
Wix.com Ltd. (a)	969,700	63,127
		4,793,934
IT Services - 3.3%
Black Knight Financial Services, Inc. Class A(a)(b)	90,400	3,851
Cognizant Technology Solutions Corp. Class A	1,035,632	73,292
IBM Corp.	248,700	35,572
MasterCard, Inc. Class A	2,531,900	337,502
PayPal Holdings, Inc. (a)	5,410,300	333,707
Square, Inc. (a)	3,061,800	79,944
Visa, Inc. Class A	4,504,105	466,265
		1,330,133
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices, Inc. (a)(b)	9,328,300	121,268
Applied Materials, Inc.	363,600	16,406
ASML Holding NV	420,793	65,774
Broadcom Ltd.	617,602	155,679
Cavium, Inc. (a)	2,309,860	146,237
Cirrus Logic, Inc. (a)	1,741,867	100,993
Cree, Inc. (a)	1,111,171	27,035
Cypress Semiconductor Corp.	631,700	8,648
Inphi Corp. (a)(b)	353,500	13,536
Intel Corp.	80,500	2,823
KLA-Tencor Corp.	258,400	24,209
M/A-COM Technology Solutions Holdings, Inc. (a)	491,001	22,360
Micron Technology, Inc. (a)	939,600	30,039
NVIDIA Corp.	17,411,751	2,950,241
Qorvo, Inc. (a)	241,200	17,661
Silicon Laboratories, Inc. (a)(e)	3,342,552	253,700
Skyworks Solutions, Inc.	127,131	13,395
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,300,800	48,091
Texas Instruments, Inc.	1,847,300	152,993
		4,171,088
Software - 10.1%
Activision Blizzard, Inc.	8,772,408	575,119
Adobe Systems, Inc. (a)	1,853,036	287,517
Appirio, Inc. (Escrow) (c)(d)	389,363	96
Atlassian Corp. PLC (a)	473,200	16,846
Autodesk, Inc. (a)	899,900	103,003
Electronic Arts, Inc. (a)	1,970,552	239,422
HubSpot, Inc. (a)	1,749,700	128,340
Intuit, Inc.	485,700	68,702
Microsoft Corp.	11,479,117	858,294
Oracle Corp.	1,063,200	53,511
Paylocity Holding Corp. (a)	180,900	8,889
Proofpoint, Inc. (a)	380,400	34,906
Red Hat, Inc. (a)	3,889,086	418,077
Salesforce.com, Inc. (a)	12,365,312	1,180,764
Snap, Inc. Class A (a)(b)	4,234,254	61,439
Zendesk, Inc. (a)	1,779,600	48,761
		4,083,686
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	13,889,748	2,277,919
NetApp, Inc.	424,100	16,396
Pure Storage, Inc. Class A (a)	3,481,619	51,841
Samsung Electronics Co. Ltd.	16,437	33,861
Western Digital Corp.	97,013	8,563
		2,388,580

TOTAL INFORMATION TECHNOLOGY		16,960,871

MATERIALS - 1.3%
Chemicals - 1.3%
CF Industries Holdings, Inc.	1,099,125	31,864
E.I. du Pont de Nemours & Co.	1,393,900	116,990
LyondellBasell Industries NV Class A	134,200	12,157
Monsanto Co.	835,971	97,976
Praxair, Inc.	191,000	25,124
The Dow Chemical Co.	1,816,600	121,076
The Mosaic Co.	256,400	5,123
The Scotts Miracle-Gro Co. Class A	1,349,861	129,033
		539,343
Containers & Packaging - 0.0%
Aptargroup, Inc.	54,900	4,590

TOTAL MATERIALS		543,933

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	677,700	100,333
Real Estate Management & Development - 0.0%
Redfin Corp. (b)	71,700	1,598

TOTAL REAL ESTATE		101,931

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	1,020,900	48,973
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	2,788,900	180,470

TOTAL TELECOMMUNICATION SERVICES		229,443

TOTAL COMMON STOCKS
(Cost $18,790,459)		39,189,588

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(d)(f)	56,343	6,722
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(c)(d)	17,901,305	33,475
Series G, 8.00% (a)(c)(d)	2,750,007	5,143
Series H (a)(c)(d)	823,979	1,541
		40,159
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	2,810
Series D (a)(c)(d)	69,363	2,220
		5,030
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (c)(d)	637,482	13,809
Textiles, Apparel & Luxury Goods - 0.1%
Homology Medicines, Inc. Series B (c)(d)	3,750,001	5,400
Rubius Therapeutics, Inc. Series B (c)(d)	1,287,247	13,284
		18,684
TOTAL CONSUMER DISCRETIONARY		84,404
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Neon Therapeutics, Inc. Series B (c)(d)	3,188,856	11,352
UNITY Biotechnology, Inc. Series B (c)(d)	2,214,616	10,032
		21,384
Insurance - 0.0%
Clover Health Series D (c)(d)	863,631	8,099
TOTAL FINANCIALS		29,483
HEALTH CARE - 0.9%
Biotechnology - 0.8%
10X Genomics, Inc. Series C (a)(c)(d)	2,505,940	11,222
23andMe, Inc. Series F (c)	590,383	8,197
Axcella Health, Inc. Series C (a)(c)(d)	536,592	5,409
Immunocore Ltd. Series A (a)(c)(d)	67,323	22,828
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	63,085
Series DD (a)(c)(d)	1,543,687	92,621
Moderna Therapeutics, Inc.:
Series B (c)(d)	242,837	1,751
Series C (c)(d)	554,903	4,001
Series D (c)(d)	4,688,230	33,802
Series E (c)(d)	5,651,170	40,745
Series F (c)(d)	140,212	1,011
Translate Bio:
Series B (a)(c)(d)	4,408,601	12,653
Series C (c)(d)	1,959,621	5,624
		302,949
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,790,742	17,741
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (a)(c)(d)	589,863	1,947
Series B (a)(c)(d)	1,917,058	6,326
		8,273
Pharmaceuticals - 0.0%
OptiNose U.S., Inc. Series D (c)(d)	343,700	13,748
TOTAL HEALTH CARE		342,711
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	29,197
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)(d)	2,990,903	22,668
Professional Services - 0.1%
YourPeople, Inc. Series C (c)(d)	5,833,137	48,765
TOTAL INDUSTRIALS		100,630
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.6%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	2,489
Reddit, Inc. Series B (c)(d)	384,303	6,062
Starry, Inc. Series B (c)(d)	9,869,159	5,339
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	4,770,180	232,652
Series E, 8.00% (a)(c)(d)	209,216	10,204
		256,746
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	923,523	21,038
Software - 0.2%
Appirio, Inc. Series E (Escrow) (c)(d)	2,725,544	693
Cloudflare, Inc. Series D 8.00% (a)(c)(d)	1,429,726	9,379
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	15,323
MongoDB, Inc. Series F, 8.00% (a)(c)(d)	1,913,404	35,196
Outset Medical, Inc. Series C (c)(d)	1,244,716	3,226
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	17,956
		81,773
TOTAL INFORMATION TECHNOLOGY		359,557
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (c)(d)	699,106	3,216

TOTAL CONVERTIBLE PREFERRED STOCKS		920,001

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,874,400	24,027
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)(d)	464,607	5,194

TOTAL NONCONVERTIBLE PREFERRED STOCKS		29,221

TOTAL PREFERRED STOCKS
(Cost $627,449)		949,222

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.11% (i)	120,643,932	120,668
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)	423,373,099	423,415
TOTAL MONEY MARKET FUNDS
(Cost $544,050)		544,083
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $19,961,958)		40,682,893
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(424,255)
NET ASSETS - 100%		$40,258,638

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,190,060,000 or 3.0% of net assets.

 (d) Level 3 instrument

 (e) Affiliated company

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,640,000 or 0.2% of net assets.

 (h) Investment represents common shares and preferred shares.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$11,222
23andMe, Inc. Series F	8/31/17	$8,197
Adimab LLC	9/17/14 - 6/5/15	$47,869
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Appirio, Inc. (Escrow)	7/7/17	$90
Appirio, Inc. Series E (Escrow)	11/24/16	$693
AppNexus, Inc. Series E	8/1/14	$18,500
Axcella Health, Inc. Series C	8/11/17	$5,409
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$15,465
Cloudflare, Inc. Series D 8.00%	11/5/14	$8,758
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A	11/12/15	$590
Codiak Biosciences, Inc. Series B	11/12/15	$5,751
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Dropbox, Inc. Class B	5/2/12	$10,000
Homology Medicines, Inc. Series B	7/28/17	$5,400
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$2,489
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$7,719
Moderna Therapeutics, Inc. Series B	4/13/17	$1,408
Moderna Therapeutics, Inc. Series C	4/13/17	$3,224
Moderna Therapeutics, Inc. Series D	11/6/13	$20,615
Moderna Therapeutics, Inc. Series E	12/18/14	$24,850
Moderna Therapeutics, Inc. Series F	8/10/16	$617
MongoDB, Inc. Series F, 8.00%	10/2/13	$32,000
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Neon Therapeutics, Inc. Series B	12/28/16	$8,961
OptiNose U.S., Inc. Series D	3/24/17	$11,291
Outset Medical, Inc. Series C	4/19/17	$3,226
Peloton Interactive, Inc. Series E	3/31/17	$13,809
Reddit, Inc. Series B	7/26/17	$5,456
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$16,212
Roku, Inc. Series G, 8.00%	10/1/14	$3,574
Roku, Inc. Series H	11/9/15	$1,260
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Rubius Therapeutics, Inc. Series B	6/7/17	$10,800
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Tory Burch LLC Class A	5/14/15	$67,653
Tory Burch LLC Class B	12/31/12	$17,505
Translate Bio Series B	7/17/15	$4,761
Translate Bio Series C	12/22/16	$3,880
Turn, Inc. (Escrow)	4/11/17	$709
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
UNITY Biotechnology, Inc. Series B	10/14/16	$9,102
Wheels Up Partners Holdings LLC Series B	9/18/15	$19,040
Wheels Up Partners Holdings LLC Series C	6/22/17	$10,815
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$438
Fidelity Securities Lending Cash Central Fund	7,045
Total	$7,483

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$79,057	$--	$--	$--	$--	$25,248	$104,305
ACADIA Pharmaceuticals, Inc.	108,950	29,330	15,053	--	8,698	25,272	157,197
Actua Corp.	43,200	--	11,740	--	(2,243)	829	30,046
Alkermes PLC	564,496	32,544	63,178	--	47,638	(104,385)	477,115
Alnylam Pharmaceuticals, Inc.	211,633	34,474	24,375	--	7,788	180,170	409,690
Applied Micro Circuits Corp.	53,082	--	51,460	--	(489)	(1,133)	--
Apptio, Inc.	15,712	--	--	--	--	4,288	--
Apptio, Inc. Class A	8,213	1,307	1,604	--	(323)	(4,822)	--
aTyr Pharma, Inc.	1,743	17	658	--	(3,620)	3,542	1,024
aTyr Pharma, Inc.	4,554	--	--	--	(73)	--	4,481
bluebird bio, Inc.	146,921	38,434	21,706	--	15,297	141,780	320,726
Calyxt, Inc.	--	12,774	--	--	--	10,645	23,419
Chimerix, Inc.	14,256	96	2,873	--	(8,880)	8,830	11,429
Exelixis, Inc.	308,449	3,203	51,017	--	30,877	169,362	460,874
HubSpot, Inc.	100,001	11,321	10,809	--	2,531	25,296	--
Infinera Corp.	106,776	863	13,420	--	(4,577)	5,585	95,227
Intra-Cellular Therapies, Inc.	47,622	1,034	5,739	--	3,314	10,940	57,171
Ionis Pharmaceuticals, Inc.	354,387	23,488	42,486	--	27,142	46,601	409,132
Lexicon Pharmaceuticals, Inc.	103,734	14,628	11,299	--	5,043	(6,669)	105,437
lululemon athletica, Inc.	512,051	9,417	63,515	--	46,742	(37,712)	466,983
Merrimack Pharmaceuticals, Inc.	41,377	--	5,127	6,931	(14,121)	(14,965)	--
Momenta Pharmaceuticals, Inc.	76,442	6,166	9,465	--	863	13,015	87,021
Nutanix, Inc. Class A	30,867	40,100	7,195	--	(1,669)	764	--
Nutanix, Inc. Class B	33,158	--	--	--	--	(7,829)	--
NVIDIA Corp.	2,768,858	25,835	1,552,680	8,705	1,336,130	390,502	--
Presbia PLC	5,184	937	468	--	(172)	(1,446)	4,035
Prothena Corp. PLC	126,623	14,745	12,997	--	10,134	(6,008)	132,497
Regulus Therapeutics, Inc.	7,632	2,423	654	--	(2,255)	(1,746)	5,400
RH	77,545	1,186	44,076	--	(32,319)	54,551	56,887
Rigel Pharmaceuticals, Inc.	21,349	4,531	2,783	--	545	190	23,832
Sage Therapeutics, Inc.	100,093	12,968	13,030	--	10,052	48,772	158,855
Silicon Laboratories, Inc.	215,457	34,249	25,271	--	8,186	21,079	253,700
Syros Pharmaceuticals, Inc.	11,084	12	1,195	--	64	4,241	14,206
Syros Pharmaceuticals, Inc.	12,101	--	--	--	--	6,256	18,357
Wizz Air Holdings PLC	64,452	9,512	7,465	--	744	47,747	--
Total	$6,377,059	$365,594	$2,073,338	$15,636	$1,491,047	$1,058,790	$ 3,889,046

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$8,410,737	$8,209,835	$57,438	$143,464
Consumer Staples	2,049,910	1,984,869	65,041	--
Energy	467,028	467,028	--	--
Financials	1,027,658	980,458	--	47,200
Health Care	7,533,703	7,038,340	12,701	482,662
Industrials	2,450,823	2,262,005	--	188,818
Information Technology	17,320,428	16,887,245	59,363	373,820
Materials	543,933	543,933	--	--
Real Estate	101,931	101,931	--	--
Telecommunication Services	232,659	229,443	--	3,216
Money Market Funds	544,083	544,083	--	--
Total Investments in Securities:	$40,682,893	$39,249,170	$194,543	$1,239,180

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$797,730

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Health Care
Beginning Balance	$402,671
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	44,689
Cost of Purchases	35,302
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$482,662
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$44,689
Equities - Information Technology
Beginning Balance	$415,705
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	12,829
Cost of Purchases	14,119
Proceeds of Sales	(68,833)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$373,820
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$21,024
Other Investments in Securities
Beginning Balance	$321,219
Net Realized Gain (Loss) on Investment Securities	(43,260)
Net Unrealized Gain (Loss) on Investment Securities	55,546
Cost of Purchases	68,247
Proceeds of Sales	(19,054)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$382,698
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$12,347

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,239,180	Recovery value	Recovery value	0.2% - 0.7% / 0.4%	Increase
		Market approach	Transaction price	$0.54 - $135.00 / $57.62	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 14.3 / 5.4	Increase
			Transaction price	$1.44 - $330.00 / $55.16	Increase
			Discount rate	8.0% - 69.0% / 28.8%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 14.9%	Decrease
			Liquidity preference	$6.75 - $70.93 / $42.94	Increase
			Premium rate	15.0% - 144.0% / 67.6%	Increase
			Proxy premium	10.0% - 76.0% / 29.5%	Increase
		Discount cash flow	Discount rate	8.0% - 12.2% / 10.8%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3% - 69.0% / 6.8%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

August 31, 2017

FEG-QTLY-1017
1.805759.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 1.9%
Tenneco, Inc.	289,400	15,685
Visteon Corp. (a)	287,246	33,160
		48,845
Distributors - 1.0%
Pool Corp.	252,738	25,195
Diversified Consumer Services - 0.8%
Service Corp. International	548,162	19,372
Hotels, Restaurants & Leisure - 3.7%
Domino's Pizza, Inc.	104,690	19,081
Jack in the Box, Inc.	184,778	17,299
Las Vegas Sands Corp.	183,900	11,440
Wyndham Worldwide Corp.	487,060	48,550
		96,370
Household Durables - 1.2%
Newell Brands, Inc.	640,100	30,904
Media - 2.3%
Interpublic Group of Companies, Inc.	1,217,800	24,526
Lions Gate Entertainment Corp. Class B	455,996	12,800
Scripps Networks Interactive, Inc. Class A	89,653	7,679
Viacom, Inc. Class B (non-vtg.)	528,200	15,107
		60,112
Multiline Retail - 1.5%
Dollar General Corp.	220,000	15,963
Dollar Tree, Inc. (a)	284,034	22,620
		38,583
Specialty Retail - 1.3%
Ross Stores, Inc.	575,000	33,609
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	216,561	18,778
Hanesbrands, Inc. (b)	716,000	17,370
VF Corp.	175,450	11,031
		47,179

TOTAL CONSUMER DISCRETIONARY		400,169

CONSUMER STAPLES - 5.2%
Beverages - 1.7%
Dr. Pepper Snapple Group, Inc.	302,200	27,515
Monster Beverage Corp. (a)	277,600	15,496
		43,011
Food Products - 1.7%
Campbell Soup Co.	261,100	12,063
The Hershey Co.	310,900	32,620
		44,683
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	200,000	21,398
Herbalife Ltd. (a)(b)	277,684	19,163
		40,561
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	99,652	6,190

TOTAL CONSUMER STAPLES		134,445

ENERGY - 0.7%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	231,709	7,855
Oil, Gas & Consumable Fuels - 0.4%
Andeavor	103,800	10,396

TOTAL ENERGY		18,251

FINANCIALS - 8.7%
Banks - 3.0%
Citizens Financial Group, Inc.	1,461,119	48,407
Huntington Bancshares, Inc.	1,652,320	20,803
Investors Bancorp, Inc.	701,400	9,181
		78,391
Capital Markets - 2.5%
Ameriprise Financial, Inc.	96,989	13,434
MarketAxess Holdings, Inc.	41,000	7,911
Moody's Corp.	153,010	20,508
S&P Global, Inc.	137,700	21,251
		63,104
Insurance - 3.2%
Aon PLC	110,600	15,391
Arch Capital Group Ltd. (a)	187,000	18,203
Progressive Corp.	1,023,308	47,563
		81,157

TOTAL FINANCIALS		222,652

HEALTH CARE - 17.3%
Health Care Equipment & Supplies - 3.1%
Edwards Lifesciences Corp. (a)	258,200	29,347
Intuitive Surgical, Inc. (a)	14,000	14,065
ResMed, Inc.	473,500	36,734
		80,146
Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	328,100	26,330
Cardinal Health, Inc.	108,649	7,329
HCA Holdings, Inc. (a)	272,099	21,403
Henry Schein, Inc. (a)	116,566	20,245
Laboratory Corp. of America Holdings (a)	126,100	19,781
MEDNAX, Inc. (a)	230,000	10,316
Universal Health Services, Inc. Class B	122,700	13,268
Wellcare Health Plans, Inc. (a)	236,900	41,382
		160,054
Health Care Technology - 1.9%
Cerner Corp. (a)	702,384	47,608
Life Sciences Tools & Services - 5.4%
Charles River Laboratories International, Inc. (a)	308,700	33,587
Illumina, Inc. (a)	140,476	28,722
Mettler-Toledo International, Inc. (a)	67,700	40,965
Waters Corp. (a)	192,600	35,338
		138,612
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	124,766	18,635

TOTAL HEALTH CARE		445,055

INDUSTRIALS - 16.2%
Aerospace & Defense - 3.7%
Huntington Ingalls Industries, Inc.	281,468	60,223
TransDigm Group, Inc. (b)	130,000	33,886
		94,109
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. (a)	21,500	1,316
Airlines - 1.0%
Alaska Air Group, Inc.	344,864	25,748
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	375,100	16,913
Electrical Equipment - 0.7%
Acuity Brands, Inc. (b)	7,407	1,309
AMETEK, Inc.	274,172	17,341
		18,650
Industrial Conglomerates - 1.9%
Roper Technologies, Inc.	209,500	48,323
Machinery - 2.8%
Cummins, Inc.	34,914	5,565
IDEX Corp.	219,200	25,774
Toro Co.	345,917	21,336
Wabtec Corp. (b)	269,349	19,008
		71,683
Professional Services - 2.6%
Dun & Bradstreet Corp.	108,100	12,047
Equifax, Inc.	394,378	56,187
		68,234
Trading Companies & Distributors - 2.8%
Fastenal Co.	730,000	31,149
MSC Industrial Direct Co., Inc. Class A	233,885	16,110
United Rentals, Inc. (a)	210,000	24,793
		72,052

TOTAL INDUSTRIALS		417,028

INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	287,500	34,322
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	341,000	27,601
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	509,600	24,028
LogMeIn, Inc.	173,307	19,826
VeriSign, Inc. (a)(b)	586,100	60,808
		104,662
IT Services - 8.8%
Amdocs Ltd.	360,899	23,383
Fiserv, Inc. (a)	373,151	46,163
FleetCor Technologies, Inc. (a)	148,200	21,307
Genpact Ltd.	292,428	8,320
Global Payments, Inc.	331,200	31,626
Paychex, Inc.	578,348	32,983
Total System Services, Inc.	916,470	63,344
		227,126
Semiconductors & Semiconductor Equipment - 6.9%
Analog Devices, Inc.	507,838	42,491
Broadcom Ltd.	58,900	14,847
KLA-Tencor Corp.	494,000	46,283
Lam Research Corp.	181,700	30,159
ON Semiconductor Corp. (a)	433,446	7,403
Skyworks Solutions, Inc.	345,033	36,353
		177,536
Software - 6.1%
Adobe Systems, Inc. (a)	96,400	14,957
Check Point Software Technologies Ltd. (a)	286,108	32,007
Citrix Systems, Inc. (a)	644,000	50,367
Electronic Arts, Inc. (a)	232,950	28,303
Intuit, Inc.	67,500	9,548
Take-Two Interactive Software, Inc. (a)	222,387	21,747
		156,929

TOTAL INFORMATION TECHNOLOGY		728,176

MATERIALS - 3.3%
Chemicals - 2.5%
CF Industries Holdings, Inc.	459,100	13,309
Eastman Chemical Co.	91,355	7,875
Sherwin-Williams Co.	39,700	13,469
The Scotts Miracle-Gro Co. Class A	165,941	15,862
Valvoline, Inc.	680,000	14,477
		64,992
Containers & Packaging - 0.8%
Ball Corp.	509,804	20,387

TOTAL MATERIALS		85,379

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
CoreSite Realty Corp.	247,000	29,334
Digital Realty Trust, Inc.	134,500	15,917
Equity Lifestyle Properties, Inc.	83,257	7,422
Extra Space Storage, Inc.	324,400	25,183
		77,856
TOTAL COMMON STOCKS
(Cost $2,324,172)		2,529,011

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 1.11% (c)	40,433,316	40,441
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	111,223,437	111,235
TOTAL MONEY MARKET FUNDS
(Cost $151,686)		151,676
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $2,475,858)		2,680,687
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(105,788)
NET ASSETS - 100%		$2,574,899

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$242
Fidelity Securities Lending Cash Central Fund	645
Total	$887

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

August 31, 2017

NMF-QTLY-1017
1.805750.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.4%
Magna International, Inc. Class A (sub. vtg.) (a)	280,900	$13,517
Automobiles - 1.3%
Fiat Chrysler Automobiles NV (b)	1,933,300	29,251
Tesla, Inc. (b)	29,900	10,641
		39,892
Distributors - 0.4%
Pool Corp.	119,500	11,913
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	1,571,300	63,936
Noodles & Co. (a)(b)	1,142,458	4,398
U.S. Foods Holding Corp. (b)	732,600	20,110
Whitbread PLC	227,498	11,055
		99,499
Household Durables - 1.8%
D.R. Horton, Inc.	550,700	19,908
NVR, Inc. (b)	6,900	18,774
Toll Brothers, Inc.	474,813	18,499
		57,181
Internet & Direct Marketing Retail - 0.9%
Priceline Group, Inc. (b)	16,000	29,633
Leisure Products - 0.0%
New Academy Holding Co. LLC unit (b)(c)(d)(e)	66,000	1,328
Media - 0.3%
WME Entertainment Parent, LLC Class A (b)(d)(e)(f)	3,633,768	9,084
Multiline Retail - 0.7%
Dollar General Corp.	207,500	15,056
Macy's, Inc.	331,500	6,885
		21,941
Specialty Retail - 2.3%
AutoZone, Inc. (b)	31,700	16,752
Citi Trends, Inc.	340,716	6,177
Tiffany & Co., Inc.	330,000	30,162
TJX Companies, Inc.	265,000	19,160
		72,251
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA	822,600	24,677
Hermes International SCA	22,100	11,689
		36,366

TOTAL CONSUMER DISCRETIONARY		392,605

CONSUMER STAPLES - 6.1%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	278,000	24,951
Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	155,900	24,436
CVS Health Corp.	260,000	20,108
Kroger Co.	1,120,500	24,505
Wal-Mart Stores, Inc.	646,600	50,480
		119,529
Food Products - 1.1%
Amira Nature Foods Ltd. (a)(b)	1,082,352	5,769
Amplify Snack Brands, Inc. (a)(b)	1,271,118	9,165
Associated British Foods PLC	311,700	13,390
Greencore Group PLC	2,384,461	6,321
		34,645
Personal Products - 0.4%
Coty, Inc. Class A	669,500	11,100

TOTAL CONSUMER STAPLES		190,225

ENERGY - 11.4%
Energy Equipment & Services - 1.6%
Borr Drilling Ltd.	3,068,503	11,549
Oceaneering International, Inc.	585,052	13,193
Odfjell Drilling A/S (b)	5,127,100	15,729
TechnipFMC PLC	325,600	8,410
		48,881
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	540,400	22,119
Cabot Oil & Gas Corp.	711,100	18,169
Chevron Corp.	517,000	55,640
Cimarex Energy Co.	126,300	12,591
ConocoPhillips Co.	990,400	43,241
Denbury Resources, Inc. (a)(b)	2,486,300	2,635
Diamondback Energy, Inc. (b)	215,500	19,565
Energy Transfer Equity LP	416,500	7,235
GasLog Ltd. (a)	377,541	6,343
Golar LNG Ltd. (a)	552,600	11,980
Legacy Reserves LP (b)	2,372,300	2,918
Southwestern Energy Co. (b)	510,600	2,783
The Williams Companies, Inc.	2,251,900	66,949
Whiting Petroleum Corp. (b)	479,700	2,144
Williams Partners LP	843,900	33,250
		307,562

TOTAL ENERGY		356,443

FINANCIALS - 18.1%
Banks - 7.3%
Bank of America Corp.	4,140,500	98,914
First Republic Bank	206,200	20,012
Metro Bank PLC (a)(b)	243,010	10,901
PNC Financial Services Group, Inc.	288,600	36,193
Republic First Bancorp, Inc. (a)(b)	933,900	7,891
SunTrust Banks, Inc.	424,112	23,369
U.S. Bancorp	621,000	31,826
		229,106
Capital Markets - 2.0%
Brighthouse Financial, Inc.	28,045	1,601
KKR & Co. LP	1,235,604	23,489
Morgan Stanley	813,300	37,005
		62,095
Insurance - 6.6%
AIA Group Ltd.	2,385,200	18,303
American International Group, Inc.	705,000	42,638
Arch Capital Group Ltd. (b)	308,200	30,000
Chubb Ltd.	309,709	43,799
First American Financial Corp.	559,800	27,464
FNF Group	657,300	31,708
MetLife, Inc.	308,500	14,447
		208,359
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	172,700	3,587
Thrifts & Mortgage Finance - 2.1%
Housing Development Finance Corp. Ltd.	425,968	11,839
MGIC Investment Corp. (b)	1,967,300	22,526
Radian Group, Inc.	1,774,923	31,061
		65,426

TOTAL FINANCIALS		568,573

HEALTH CARE - 11.7%
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (b)	1,857,500	51,174
DexCom, Inc. (b)	120,000	8,953
Intuitive Surgical, Inc. (b)	9,600	9,645
Sartorius Stedim Biotech	102,900	7,540
Teleflex, Inc.	15,501	3,282
		80,594
Health Care Providers & Services - 3.4%
Amplifon SpA	1,041,550	15,065
Premier, Inc. (b)	239,400	8,020
Teladoc, Inc. (a)(b)	191,300	6,418
UnitedHealth Group, Inc.	301,900	60,048
Universal Health Services, Inc. Class B	154,000	16,652
		106,203
Health Care Technology - 1.1%
Cerner Corp. (b)	231,200	15,671
HealthStream, Inc. (b)	279,010	6,554
Medidata Solutions, Inc. (b)	165,500	12,406
		34,631
Life Sciences Tools & Services - 3.1%
Agilent Technologies, Inc.	377,200	24,412
Eurofins Scientific SA	128,400	73,385
		97,797
Pharmaceuticals - 1.5%
Catalent, Inc. (b)	248,493	10,260
GlaxoSmithKline PLC	1,184,600	23,502
Prestige Brands Holdings, Inc. (b)	300,000	15,213
		48,975

TOTAL HEALTH CARE		368,200

INDUSTRIALS - 10.5%
Aerospace & Defense - 4.1%
General Dynamics Corp.	239,300	48,183
KEYW Holding Corp. (a)(b)	1,870,437	13,374
Northrop Grumman Corp.	142,700	38,844
Space Exploration Technologies Corp. Class A (b)(d)(e)	52,593	7,100
Teledyne Technologies, Inc. (b)	75,700	11,360
TransDigm Group, Inc.	35,700	9,306
		128,167
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc. (a)	244,600	17,276
Expeditors International of Washington, Inc.	170,000	9,537
FedEx Corp.	107,000	22,939
Hub Group, Inc. Class A (b)	207,916	7,994
		57,746
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	283,900	12,801
Stericycle, Inc. (b)	125,800	9,044
U.S. Ecology, Inc.	193,056	9,923
		31,768
Electrical Equipment - 0.4%
Melrose Industries PLC	4,653,496	13,238
Machinery - 1.5%
Aumann AG	223,600	17,371
Flowserve Corp.	158,200	6,214
Pentair PLC	160,200	9,940
Rational AG	21,300	13,832
		47,357
Marine - 0.3%
Goodbulk Ltd. (e)	447,903	5,485
Hapag-Lloyd AG (b)	47,594	2,058
		7,543
Road & Rail - 0.4%
Genesee & Wyoming, Inc. Class A (b)	164,900	11,306
Trading Companies & Distributors - 1.0%
Rush Enterprises, Inc. Class A (b)	241,500	9,899
United Rentals, Inc. (b)	187,000	22,077
		31,976

TOTAL INDUSTRIALS		329,101

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.2%
Cisco Systems, Inc.	1,773,300	57,118
Juniper Networks, Inc.	392,700	10,890
		68,008
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	280,182	22,678
CDW Corp.	182,000	11,542
IPG Photonics Corp. (b)	114,000	20,040
Keysight Technologies, Inc. (b)	290,000	11,849
		66,109
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (b)	505,300	23,825
Alphabet, Inc.:
Class A (b)	11,000	10,508
Class C (b)	10,400	9,769
Endurance International Group Holdings, Inc. (b)	1,110,200	8,549
Facebook, Inc. Class A (b)	124,200	21,359
GoDaddy, Inc. (b)	380,400	17,050
LogMeIn, Inc.	72,423	8,285
		99,345
IT Services - 4.6%
First Data Corp. (b)(g)	1,067,762	19,657
First Data Corp. Class A (b)	1,372,000	25,259
FleetCor Technologies, Inc. (b)	53,900	7,749
Leidos Holdings, Inc.	340,800	19,875
PayPal Holdings, Inc. (b)	557,200	34,368
Visa, Inc. Class A	356,100	36,863
		143,771
Semiconductors & Semiconductor Equipment - 1.1%
KLA-Tencor Corp.	86,700	8,123
Maxim Integrated Products, Inc.	140,200	6,542
Qualcomm, Inc.	374,900	19,596
		34,261
Software - 2.1%
ANSYS, Inc. (b)	131,500	16,940
Aspen Technology, Inc. (b)	531,000	33,586
Citrix Systems, Inc. (b)	207,300	16,213
Trion World, Inc. (b)(d)(e)	1,062,359	0
Trion World, Inc. warrants 10/3/18 (b)(d)(e)	42,310	0
		66,739

TOTAL INFORMATION TECHNOLOGY		478,233

MATERIALS - 1.8%
Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc.	514,800	8,958
Construction Materials - 0.1%
Forterra, Inc. (a)	407,800	1,354
Metals & Mining - 1.4%
Franco-Nevada Corp.	143,800	11,764
Freeport-McMoRan, Inc. (b)	838,200	12,389
Newcrest Mining Ltd.	541,982	9,845
Novagold Resources, Inc. (a)(b)	2,591,580	11,269
		45,267

TOTAL MATERIALS		55,579

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Cousins Properties, Inc.	901,553	8,430
Healthcare Trust of America, Inc.	274,800	8,538
Parkway, Inc.	112,694	2,587
VEREIT, Inc.	471,400	3,979
		23,534
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	414,300	14,045

TOTAL REAL ESTATE		37,579

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	794,000	38,088
UTILITIES - 4.3%
Electric Utilities - 4.3%
Alliant Energy Corp.	409,800	17,515
Duke Energy Corp.	295,300	25,780
Exelon Corp.	454,100	17,197
IDACORP, Inc.	260,800	23,206
OGE Energy Corp.	265,200	9,473
Southern Co.	320,100	15,448
Xcel Energy, Inc.	557,200	27,581
		136,200
TOTAL COMMON STOCKS
(Cost $2,404,684)		2,950,826

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Leisure Products - 0.2%
Peloton Interactive, Inc. Series E (d)(e)	230,821	5,000
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (d)(e)	7,570	1,022

TOTAL CONVERTIBLE PREFERRED STOCKS		6,022

Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)	222,673	12,621
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Sartorius AG (non-vtg.)	39,029	3,877

TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,498

TOTAL PREFERRED STOCKS
(Cost $21,778)		22,520
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind (d)(e)(h)	425	168
Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	9,250	4,163
TOTAL CORPORATE BONDS
(Cost $9,256)		4,331
	Shares	Value (000s)

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $5,578)	5,578,436	4,295

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 1.11% (i)	160,296,995	160,329
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)	59,587,681	59,594
TOTAL MONEY MARKET FUNDS
(Cost $219,920)		219,923
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $2,661,216)		3,201,895
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(61,730)
NET ASSETS - 100%		$3,140,165

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,997,000 or 0.9% of net assets.

 (e) Level 3 instrument

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,820,000 or 0.8% of net assets.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$6,956
Peloton Interactive, Inc. Series E	3/31/17	$5,000
Space Exploration Technologies Corp. Class A	4/8/16 - 4/6/17	$5,171
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 4/10/17	$425
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$5,578
WME Entertainment Parent, LLC Class A	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$687
Fidelity Securities Lending Cash Central Fund	739
Total	$1,426

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$410,226	$394,814	$--	$15,412
Consumer Staples	190,225	190,225	--	--
Energy	356,443	356,443	--	--
Financials	568,573	568,573	--	--
Health Care	372,077	348,575	23,502	--
Industrials	330,123	316,516	--	13,607
Information Technology	478,233	478,233	--	--
Materials	55,579	55,579	--	--
Real Estate	37,579	37,579	--	--
Telecommunication Services	38,088	38,088	--	--
Utilities	136,200	136,200	--	--
Corporate Bonds	4,331	--	4,163	168
Other	4,295	--	--	4,295
Money Market Funds	219,923	219,923	--	--
Total Investments in Securities:	$3,201,895	$3,140,748	$27,665	$33,482

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$25,444
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(4,135)
Cost of Purchases	12,205
Proceeds of Sales	(32)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$33,482
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$(4,135)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

August 31, 2017

XS7-QTLY-1017
1.968013.103

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 0.0%
Delphi Automotive PLC	12,900	1,243,560
Automobiles - 1.7%
Tesla, Inc. (a)	540,700	192,435,130
Hotels, Restaurants & Leisure - 2.3%
China Lodging Group Ltd. ADR (a)	107,900	12,247,729
Chipotle Mexican Grill, Inc. (a)	19,800	6,270,858
Dave & Buster's Entertainment, Inc. (a)	56,000	3,273,760
Del Taco Restaurants, Inc. (a)	273,500	3,850,880
Domino's Pizza, Inc.	41,698	7,599,877
Dunkin' Brands Group, Inc.	66,700	3,439,052
Hyatt Hotels Corp. Class A (a)	45,200	2,689,852
Las Vegas Sands Corp.	228,500	14,214,985
Marriott International, Inc. Class A	42,600	4,412,508
McDonald's Corp.	406,900	65,091,793
Papa John's International, Inc.	204,100	15,264,639
Shake Shack, Inc. Class A (a)(b)	182,500	5,642,900
Starbucks Corp.	1,111,300	60,965,918
U.S. Foods Holding Corp. (a)	144,000	3,952,800
Wingstop, Inc.	13,600	440,776
Yum China Holdings, Inc.	554,400	19,603,584
Yum! Brands, Inc.	310,600	23,860,292
		252,822,203
Household Durables - 0.0%
Newell Brands, Inc.	62,598	3,022,231
Sony Corp. sponsored ADR	36,400	1,442,532
		4,464,763
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc. (a)	510,099	500,203,079
Blue Apron Holdings, Inc.:
Class A (b)	429,600	2,251,104
Class B	515,684	2,431,966
Class B	128,920	641,764
Ctrip.com International Ltd. ADR (a)	403,600	20,765,220
Etsy, Inc. (a)	52,100	852,877
Expedia, Inc.	197,600	29,315,936
Groupon, Inc. (a)	2,700,700	11,991,108
JD.com, Inc. sponsored ADR (a)	1,630,700	68,342,637
Netflix, Inc. (a)	599,700	104,773,587
Priceline Group, Inc. (a)	32,100	59,451,768
The Honest Co., Inc. (a)(c)(d)	9,496	237,495
TripAdvisor, Inc. (a)(b)	28,300	1,209,259
Vipshop Holdings Ltd. ADR (a)	2,742,000	25,528,020
Wayfair LLC Class A (a)(b)	916,301	65,066,534
		893,062,354
Leisure Products - 0.1%
Callaway Golf Co.	559,100	7,793,854
Media - 1.4%
Comcast Corp. Class A	2,641,000	107,251,010
Liberty Media Corp. Liberty Formula One Group Series C (a)	146,800	5,769,240
Lions Gate Entertainment Corp.:
Class A (b)	33,000	981,090
Class B	24,900	698,943
The Walt Disney Co.	451,800	45,722,160
Turn, Inc. (Escrow) (c)(d)	205,882	148,235
		160,570,678
Multiline Retail - 0.2%
Dollar General Corp.	50,800	3,686,048
Dollar Tree, Inc. (a)	249,300	19,854,252
Target Corp.	13,900	757,967
		24,298,267
Specialty Retail - 1.1%
CarMax, Inc. (a)	50,148	3,367,438
DavidsTea, Inc. (a)(b)	92,100	492,735
Home Depot, Inc.	584,300	87,569,041
L Brands, Inc.	39,400	1,427,068
Lowe's Companies, Inc.	100,900	7,455,501
RH (a)	408,698	19,122,979
TJX Companies, Inc.	95,200	6,882,960
		126,317,722
Textiles, Apparel & Luxury Goods - 5.9%
adidas AG	1,455,746	326,755,797
Kering SA	138,800	52,098,425
lululemon athletica, Inc. (a)	2,395,483	137,860,047
LVMH Moet Hennessy - Louis Vuitton SA	51,855	13,620,737
NIKE, Inc. Class B	782,400	41,318,544
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,640,600	69,791,058
Tory Burch LLC (a)(c)(d)(e)	248,840	11,016,147
Under Armour, Inc. Class C (non-vtg.) (a)(b)	126,059	1,903,491
VF Corp.	116,500	7,324,355
		661,688,601

TOTAL CONSUMER DISCRETIONARY		2,324,697,132

CONSUMER STAPLES - 5.1%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	89,400	17,888,940
Dr. Pepper Snapple Group, Inc.	48,400	4,406,820
Monster Beverage Corp. (a)	2,021,000	112,812,220
PepsiCo, Inc.	278,800	32,265,524
The Coca-Cola Co.	1,584,200	72,160,310
		239,533,814
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	261,700	41,018,858
Drogasil SA	756,900	16,675,196
Kroger Co.	69,200	1,513,404
Walgreens Boots Alliance, Inc.	166,200	13,545,300
		72,752,758
Food Products - 0.4%
Campbell Soup Co.	34,800	1,607,760
General Mills, Inc.	44,900	2,391,374
Kellogg Co.	30,100	1,970,346
Lamb Weston Holdings, Inc.	152,200	6,922,056
Mondelez International, Inc.	166,400	6,765,824
The Hain Celestial Group, Inc. (a)	84,500	3,398,590
The Hershey Co.	72,600	7,617,192
The Kraft Heinz Co.	127,200	10,271,400
		40,944,542
Household Products - 0.3%
Church & Dwight Co., Inc.	228,700	11,473,879
Colgate-Palmolive Co.	119,600	8,568,144
Kimberly-Clark Corp.	67,700	8,346,733
Procter & Gamble Co.	25,900	2,389,793
		30,778,549
Personal Products - 0.8%
Coty, Inc. Class A	2,245,200	37,225,416
elf Beauty, Inc.	53,800	1,113,122
Herbalife Ltd. (a)	438,800	30,281,588
Unilever NV (Certificaten Van Aandelen) (Bearer)	309,800	18,443,707
		87,063,833
Tobacco - 0.9%
Altria Group, Inc.	785,000	49,769,000
British American Tobacco PLC sponsored ADR	215,100	13,362,012
Philip Morris International, Inc.	325,700	38,084,101
		101,215,113

TOTAL CONSUMER STAPLES		572,288,609

ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	373,000	12,644,700
Halliburton Co.	103,200	4,021,704
U.S. Silica Holdings, Inc. (b)	167,700	4,563,117
		21,229,521
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.	72,500	2,967,425
Cabot Oil & Gas Corp.	347,300	8,873,515
Concho Resources, Inc. (a)	119,300	13,238,721
Continental Resources, Inc. (a)	133,400	4,524,928
Diamondback Energy, Inc. (a)	85,200	7,735,308
EOG Resources, Inc.	369,000	31,361,310
Hess Corp.	26,200	1,019,180
Noble Energy, Inc.	292,500	6,952,725
PDC Energy, Inc. (a)	132,438	5,208,787
Pioneer Natural Resources Co.	104,193	13,508,622
Reliance Industries Ltd.	341,790	8,524,035
Valero Energy Corp.	58,800	4,004,280
		107,918,836

TOTAL ENERGY		129,148,357

FINANCIALS - 2.4%
Banks - 1.0%
Bank of America Corp.	309,500	7,393,955
Citigroup, Inc.	144,200	9,809,926
HDFC Bank Ltd. sponsored ADR	383,811	37,394,706
JPMorgan Chase & Co.	481,500	43,763,535
Signature Bank (a)	17,800	2,284,452
Wells Fargo & Co.	218,000	11,133,260
		111,779,834
Capital Markets - 1.3%
BlackRock, Inc. Class A	125,200	52,460,052
BM&F BOVESPA SA	1,562,800	10,981,824
Charles Schwab Corp.	1,930,500	77,026,950
E*TRADE Financial Corp. (a)	88,200	3,617,082
RPI International Holdings LP (a)(c)(d)	35,220	4,768,964
T. Rowe Price Group, Inc.	16,600	1,400,376
		150,255,248
Consumer Finance - 0.1%
American Express Co.	62,900	5,415,690
Discover Financial Services	38,958	2,296,574
		7,712,264

TOTAL FINANCIALS		269,747,346

HEALTH CARE - 18.4%
Biotechnology - 14.3%
AbbVie, Inc.	423,084	31,858,225
ACADIA Pharmaceuticals, Inc. (a)	1,762,774	62,772,382
Adverum Biotechnologies, Inc. (a)	135,400	372,350
Agios Pharmaceuticals, Inc. (a)(b)	648,328	41,013,229
Alexion Pharmaceuticals, Inc. (a)	412,700	58,772,607
Alkermes PLC (a)	2,774,059	140,866,716
Alnylam Pharmaceuticals, Inc. (a)	1,344,914	115,299,477
Amgen, Inc.	378,800	67,339,276
Array BioPharma, Inc. (a)	1,601,700	15,504,456
aTyr Pharma, Inc. (a)	335,674	1,023,806
BeiGene Ltd. ADR (a)(b)	560,783	38,649,164
Biogen, Inc. (a)	96,200	30,453,072
Bioverativ, Inc.	39,950	2,264,766
bluebird bio, Inc. (a)(b)	792,081	98,891,313
Calyxt, Inc.	430,700	6,546,640
Celgene Corp. (a)	312,800	43,457,304
Celldex Therapeutics, Inc. (a)(b)	573,743	1,411,408
Cellectis SA sponsored ADR (a)	241,100	6,934,036
Chimerix, Inc. (a)	749,031	3,565,388
Coherus BioSciences, Inc. (a)(b)	762,292	11,015,119
CytomX Therapeutics, Inc. (a)	210,038	3,629,457
CytomX Therapeutics, Inc. (a)(f)	207,739	3,589,730
Dicerna Pharmaceuticals, Inc. (a)	51,328	179,135
Editas Medicine, Inc. (a)	232,062	4,898,829
Exelixis, Inc. (a)	4,364,084	127,605,816
Fate Therapeutics, Inc. (a)	112,873	426,660
Five Prime Therapeutics, Inc. (a)	386,600	13,113,472
Galapagos Genomics NV sponsored ADR (a)	266,100	24,611,589
Genocea Biosciences, Inc. (a)	38,400	187,008
Gilead Sciences, Inc.	533,100	44,625,801
Global Blood Therapeutics, Inc. (a)	295,800	8,992,320
Heron Therapeutics, Inc. (a)	539,151	8,895,992
Intellia Therapeutics, Inc. (a)	243,938	5,130,016
Intercept Pharmaceuticals, Inc. (a)	58,400	6,810,024
Intrexon Corp. (a)(b)	134,000	2,643,820
Ionis Pharmaceuticals, Inc. (a)(b)	2,233,882	119,780,753
Ironwood Pharmaceuticals, Inc. Class A (a)	1,511,056	24,101,343
Jounce Therapeutics, Inc. (b)	151,600	2,575,684
Lexicon Pharmaceuticals, Inc. (a)	2,141,677	32,424,990
Macrogenics, Inc. (a)	82,700	1,563,857
Merrimack Pharmaceuticals, Inc. (b)	1,442,600	1,961,936
Momenta Pharmaceuticals, Inc. (a)	1,640,395	27,640,656
Opko Health, Inc. (a)(b)	22,274	142,554
Protagonist Therapeutics, Inc.	144,700	2,362,951
Prothena Corp. PLC (a)	651,377	40,020,603
Regeneron Pharmaceuticals, Inc. (a)	283,300	140,771,770
Regulus Therapeutics, Inc. (a)	1,663,832	1,663,832
Rigel Pharmaceuticals, Inc. (a)	3,098,512	7,901,206
Sage Therapeutics, Inc. (a)	544,534	44,787,922
Seattle Genetics, Inc. (a)	591,117	31,051,376
Seres Therapeutics, Inc. (a)	398,392	5,589,440
Seres Therapeutics, Inc. (a)(f)	142,139	1,994,210
Sienna Biopharmaceuticals, Inc.	216,500	5,416,830
Sienna Biopharmaceuticals, Inc.	155,108	3,492,722
Spark Therapeutics, Inc. (a)	134,400	11,065,152
Syros Pharmaceuticals, Inc. (a)	237,860	4,654,920
Syros Pharmaceuticals, Inc. (f)	301,001	5,890,590
TESARO, Inc. (a)	119,200	15,393,488
Ultragenyx Pharmaceutical, Inc. (a)	214,700	12,250,782
Versartis, Inc. (a)	143,633	2,729,027
Vertex Pharmaceuticals, Inc. (a)	82,600	13,260,604
Xencor, Inc. (a)	247,700	5,355,274
		1,599,194,875
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	175,621	8,946,134
Align Technology, Inc. (a)	36,834	6,510,041
Danaher Corp.	372,100	31,040,582
DexCom, Inc. (a)	132,500	9,885,825
Genmark Diagnostics, Inc. (a)	537,300	5,233,302
Insulet Corp. (a)	613,720	35,632,583
Intuitive Surgical, Inc. (a)	36,307	36,476,554
Novocure Ltd. (a)(b)	492,200	10,090,100
Novocure Ltd. (a)(f)	149,451	3,063,746
Penumbra, Inc. (a)	401,892	34,562,712
Presbia PLC (a)	443,695	1,326,648
		182,768,227
Health Care Providers & Services - 0.5%
Humana, Inc.	11,700	3,014,154
McKesson Corp.	27,800	4,150,818
UnitedHealth Group, Inc.	223,600	44,474,040
		51,639,012
Health Care Technology - 0.3%
athenahealth, Inc. (a)	232,800	32,808,504
Castlight Health, Inc. Class B (a)	787,800	3,072,420
Cerner Corp. (a)	35,200	2,385,856
		38,266,780
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	14,962	3,059,131
Pharmaceuticals - 1.7%
Adimab LLC (a)(c)(d)(e)	762,787	26,133,083
Akcea Therapeutics, Inc.	735,319	13,713,699
Avexis, Inc. (a)	457,921	42,746,925
Bristol-Myers Squibb Co.	485,800	29,381,184
Castle Creek Pharmaceuticals, LLC Class A-2 unit (c)(d)(e)(g)	13,511	5,585,718
Endocyte, Inc. (a)(b)	305,200	415,072
Intra-Cellular Therapies, Inc. (a)(b)	986,698	18,204,578
Jazz Pharmaceuticals PLC (a)	113,700	16,982,232
Kolltan Pharmaceuticals, Inc. rights (d)	1,692,030	203,044
Stemcentrx, Inc. rights 12/31/21 (d)	568,100	1,670,214
The Medicines Company (a)(b)	704,623	25,852,618
Theravance Biopharma, Inc. (a)	255,001	8,330,883
		189,219,250

TOTAL HEALTH CARE		2,064,147,275

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	138,500	42,296,515
Northrop Grumman Corp.	18,400	5,008,664
Space Exploration Technologies Corp. Class A (a)(c)(d)	137,569	18,571,815
The Boeing Co.	157,500	37,746,450
United Technologies Corp.	127,700	15,288,244
		118,911,688
Air Freight & Logistics - 0.3%
FedEx Corp.	25,700	5,509,566
United Parcel Service, Inc. Class B	286,100	32,718,396
		38,227,962
Airlines - 1.7%
Allegiant Travel Co.	36,400	4,295,200
Azul SA sponsored ADR (b)	153,500	3,839,035
Delta Air Lines, Inc.	270,900	12,783,771
InterGlobe Aviation Ltd.	170,729	3,279,994
JetBlue Airways Corp. (a)	2,237,800	44,330,818
Ryanair Holdings PLC sponsored ADR (a)	136,010	15,464,337
Southwest Airlines Co.	721,400	37,613,796
United Continental Holdings, Inc. (a)	461,000	28,563,560
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(e)	1,843,115	5,750,519
Series C(a)(c)(d)(e)	670,590	2,092,241
Wizz Air Holdings PLC (a)	998,408	38,021,169
		196,034,440
Electrical Equipment - 0.3%
AMETEK, Inc.	17,300	1,094,225
Eaton Corp. PLC	125,500	9,005,880
Emerson Electric Co.	111,200	6,565,248
Fortive Corp.	188,000	12,214,360
		28,879,713
Industrial Conglomerates - 0.9%
3M Co.	258,600	52,837,152
Honeywell International, Inc.	315,800	43,665,666
		96,502,818
Machinery - 1.2%
Aumann AG	65,600	5,096,383
Caterpillar, Inc.	624,900	73,419,501
Cummins, Inc.	74,800	11,921,624
Deere & Co.	117,800	13,656,554
Illinois Tool Works, Inc.	87,800	12,073,378
Rational AG	1,300	844,208
Wabtec Corp. (b)	58,600	4,135,402
Xylem, Inc.	298,400	18,521,688
		139,668,738
Road & Rail - 0.3%
Union Pacific Corp.	333,000	35,064,900
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	285,100	8,042,671

TOTAL INDUSTRIALS		661,332,930

INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	22,300	3,928,145
Infinera Corp. (a)(b)	3,244,300	27,446,778
Palo Alto Networks, Inc. (a)	23,100	3,065,139
		34,440,062
Electronic Equipment & Components - 0.2%
Cognex Corp.	7,600	828,172
IPG Photonics Corp. (a)	6,000	1,054,740
TE Connectivity Ltd.	31,300	2,491,480
Trimble, Inc. (a)	417,000	16,129,560
		20,503,952
Internet Software & Services - 11.8%
2U, Inc. (a)	59,980	3,004,998
Actua Corp. (a)	808,318	10,346,470
Alibaba Group Holding Ltd. sponsored ADR (a)	359,100	61,671,834
Alphabet, Inc.:
Class A (a)	413,570	395,058,607
Class C (a)	227,156	213,374,445
Apptio, Inc. Class A	179,600	3,196,880
Baidu.com, Inc. sponsored ADR (a)	32,400	7,388,820
Cloudera, Inc.	113,172	2,085,760
Criteo SA sponsored ADR (a)(b)	137,860	6,715,161
eBay, Inc. (a)	154,600	5,585,698
Facebook, Inc. Class A (a)	2,247,658	386,529,746
GoDaddy, Inc. (a)	109,700	4,916,754
NAVER Corp.	2,396	1,609,076
NetEase, Inc. ADR	176,100	48,575,424
New Relic, Inc. (a)	163,146	7,814,693
Nutanix, Inc.:
Class A (b)	884,700	19,463,400
Class B (f)	274,751	6,044,522
Okta, Inc. (b)	25,500	688,245
Shopify, Inc. Class A (a)	1,018,449	112,549,319
Tencent Holdings Ltd.	327,900	13,797,925
Twitter, Inc. (a)	13,590	229,807
Wix.com Ltd. (a)	272,907	17,766,246
		1,328,413,830
IT Services - 3.3%
Black Knight Financial Services, Inc. Class A (a)(b)	25,000	1,065,000
Cognizant Technology Solutions Corp. Class A	290,000	20,523,300
IBM Corp.	70,100	10,026,403
MasterCard, Inc. Class A	693,300	92,416,890
PayPal Holdings, Inc. (a)	1,535,000	94,678,800
Square, Inc. (a)	852,700	22,263,997
Visa, Inc. Class A	1,250,400	129,441,408
		370,415,798
Semiconductors & Semiconductor Equipment - 10.3%
Advanced Micro Devices, Inc. (a)(b)	2,609,100	33,918,300
Applied Materials, Inc.	100,400	4,530,048
ASML Holding NV	116,400	18,194,484
Broadcom Ltd.	168,336	42,432,456
Cavium, Inc. (a)	648,800	41,075,528
Cirrus Logic, Inc. (a)	485,100	28,126,098
Cree, Inc. (a)	307,066	7,470,916
Cypress Semiconductor Corp.	181,400	2,483,366
Inphi Corp. (a)(b)	104,400	3,997,476
Intel Corp.	22,400	785,568
KLA-Tencor Corp.	70,800	6,633,252
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	140,821	6,412,988
Micron Technology, Inc. (a)	256,500	8,200,305
NVIDIA Corp.	4,802,300	813,701,706
Qorvo, Inc. (a)	66,000	4,832,520
Silicon Laboratories, Inc. (a)	991,681	75,268,588
Skyworks Solutions, Inc.	35,178	3,706,354
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	358,800	13,264,836
Texas Instruments, Inc.	517,700	42,875,914
		1,157,910,703
Software - 10.2%
Activision Blizzard, Inc.	2,439,300	159,920,508
Adobe Systems, Inc. (a)	526,600	81,707,256
Appirio, Inc. (Escrow) (c)(d)	100,642	24,806
Atlassian Corp. PLC (a)	126,600	4,506,960
Autodesk, Inc. (a)	250,500	28,672,230
Electronic Arts, Inc. (a)	553,300	67,225,950
HubSpot, Inc. (a)	513,200	37,643,220
Intuit, Inc.	134,000	18,954,300
Microsoft Corp.	3,188,892	238,433,455
Oracle Corp.	292,500	14,721,525
Paylocity Holding Corp. (a)	55,900	2,746,926
Proofpoint, Inc. (a)	105,000	9,634,800
Red Hat, Inc. (a)	1,078,500	115,938,750
Salesforce.com, Inc. (a)	3,407,742	325,405,284
Snap, Inc. Class A (a)(b)	1,160,497	16,838,811
Zendesk, Inc. (a)	571,800	15,667,320
		1,138,042,101
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	3,854,165	632,083,060
NetApp, Inc.	119,500	4,619,870
Pure Storage, Inc. Class A (a)(b)	948,578	14,124,326
Samsung Electronics Co. Ltd.	4,632	9,542,233
Western Digital Corp.	26,620	2,349,747
		662,719,236

TOTAL INFORMATION TECHNOLOGY		4,712,445,682

MATERIALS - 1.4%
Chemicals - 1.4%
CF Industries Holdings, Inc.	303,200	8,789,768
E.I. du Pont de Nemours & Co.	390,800	32,799,844
LyondellBasell Industries NV Class A	37,600	3,406,184
Monsanto Co.	229,791	26,931,505
Praxair, Inc.	52,200	6,866,388
The Dow Chemical Co.	525,700	35,037,905
The Mosaic Co.	77,800	1,554,444
The Scotts Miracle-Gro Co. Class A	375,821	35,924,729
		151,310,767
Containers & Packaging - 0.0%
Aptargroup, Inc.	15,100	1,262,511

TOTAL MATERIALS		152,573,278

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	187,400	27,744,570
Real Estate Management & Development - 0.0%
Redfin Corp.	20,200	450,258

TOTAL REAL ESTATE		28,194,828

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	281,400	13,498,758
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	761,400	49,270,194

TOTAL TELECOMMUNICATION SERVICES		62,768,952

TOTAL COMMON STOCKS
(Cost $6,352,357,100)		10,977,344,389

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(d)(e)	16,248	1,938,386
Household Durables - 0.0%
Roku, Inc.:
Series G, 8.00% (a)(c)(d)	661,380	1,236,781
Series H (a)(c)(d)	228,870	427,987
		1,664,768
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)(d)	22,157	669,806
Series D (a)(c)(d)	19,064	610,239
		1,280,045
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E(c)(d)	194,028	4,202,996
Textiles, Apparel & Luxury Goods - 0.1%
Homology Medicines, Inc. Series B (c)(d)	958,333	1,380,000
Rubius Therapeutics, Inc. Series B(c)(d)	333,731	3,444,104
		4,824,104
TOTAL CONSUMER DISCRETIONARY		13,910,299
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Neon Therapeutics, Inc. Series B (c)(d)	921,285	3,279,775
UNITY Biotechnology, Inc. Series B (c)(d)	645,485	2,924,047
		6,203,822
Insurance - 0.0%
Clover Health Series D (c)(d)	264,037	2,476,086
TOTAL FINANCIALS		8,679,908
HEALTH CARE - 0.5%
Biotechnology - 0.4%
10X Genomics, Inc. Series C (a)(c)(d)	715,467	3,204,004
23andMe, Inc. Series F (c)	164,720	2,287,005
Axcella Health, Inc. Series C (a)(c)(d)	111,581	1,124,736
Immunocore Ltd. Series A (a)(c)(d)	18,504	6,274,275
Intarcia Therapeutics, Inc. Series EE (c)(d)	116,544	6,992,640
Moderna Therapeutics, Inc.:
Series B(c)(d)	171,343	1,235,383
Series C(c)(d)	111,846	806,410
Series E (c)(d)	1,403,070	10,116,135
Series F (c)(d)	1,538,270	11,090,927
Translate Bio:
Series B (a)(c)(d)	1,211,240	3,476,259
Series C (c)(d)	566,997	1,627,281
		48,235,055
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	783,663	4,981,746
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (a)(c)(d)	163,914	540,916
Series B (a)(c)(d)	532,720	1,757,976
		2,298,892
Pharmaceuticals - 0.0%
OptiNose U.S., Inc. Series D(c)(d)	104,500	4,180,000
TOTAL HEALTH CARE		59,695,693
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	7,281,495
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)(d)	613,084	4,646,502
Professional Services - 0.1%
YourPeople, Inc. Series C (c)(d)	1,527,000	12,765,720
TOTAL INDUSTRIALS		24,693,717
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.5%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	691,418
Reddit, Inc. Series B (c)(d)	37,935	598,383
Starry, Inc. Series B (c)(d)	2,961,147	1,601,981
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	1,095,852	53,447,144
Series E, 8.00% (a)(c)(d)	51,852	2,528,938
		58,867,864
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	209,665	4,776,169
Software - 0.1%
Appirio, Inc. Series E (Escrow) (c)(d)	704,496	179,055
Cloudflare, Inc. Series D 8.00% (a)(c)(d)	344,325	2,258,772
Dataminr, Inc. Series D (a)(c)(d)	442,241	3,820,034
Outset Medical, Inc. Series C(c)(d)	382,862	992,187
Taboola.Com Ltd. Series E (a)(c)(d)	331,426	4,449,725
		11,699,773
TOTAL INFORMATION TECHNOLOGY		75,343,806
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (c)(d)	202,849	933,105

TOTAL CONVERTIBLE PREFERRED STOCKS		183,256,528

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	498,400	6,388,627
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)(d)	130,754	1,461,830

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,850,457

TOTAL PREFERRED STOCKS
(Cost $150,253,357)		191,106,985

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.11% (h)	54,352,877	54,363,748
Fidelity Securities Lending Cash Central Fund 1.11% (h)(i)	144,652,589	144,667,054
TOTAL MONEY MARKET FUNDS
(Cost $199,024,400)		199,030,802
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $6,701,634,857)		11,367,482,176
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(151,741,515)
NET ASSETS - 100%		$11,215,740,661

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $259,047,381 or 2.3% of net assets.

 (d) Level 3 instrument

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,582,798 or 0.2% of net assets.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$3,204,004
23andMe, Inc. Series F	8/31/17	$2,287,005
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
Appirio, Inc. (Escrow)	7/7/17	$23,217
Appirio, Inc. Series E (Escrow)	11/24/16	$179,056
AppNexus, Inc. Series E	8/1/14	$4,200,051
Axcella Health, Inc. Series C	8/11/17	$1,124,736
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$4,458,630
Cloudflare, Inc. Series D 8.00%	11/5/14	$2,109,163
Clover Health Series D	6/7/17	$2,476,086
Codiak Biosciences, Inc. Series A	11/12/15	$163,914
Codiak Biosciences, Inc. Series B	11/12/15	$1,598,160
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Domo, Inc. Series D	1/24/14	$2,533,999
Homology Medicines, Inc. Series B	7/28/17	$1,380,000
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$691,418
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$2,225,976
Moderna Therapeutics, Inc. Series B 0.00	4/13/17	$993,789
Moderna Therapeutics, Inc. Series C 0.00	4/13/17	$649,825
Moderna Therapeutics, Inc. Series E	12/18/14	$10,570,104
Moderna Therapeutics, Inc. Series F	8/10/16	$11,588,640
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
Neon Therapeutics, Inc. Series B	12/28/16	$2,588,811
OptiNose U.S., Inc. Series D 0.00	3/24/17	$3,432,825
Outset Medical, Inc. Series C 0.00	4/19/17	$992,187
Peloton Interactive, Inc. Series E 0.00	3/31/17	$4,202,996
Reddit, Inc. Series B	7/26/17	$538,544
Roku, Inc. Series G, 8.00%	10/1/14	$859,496
Roku, Inc. Series H	11/9/15	$349,919
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Rubius Therapeutics, Inc. Series B 0.00	6/7/17	$2,800,003
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Tory Burch LLC	5/14/15	$17,704,966
Translate Bio Series B	7/17/15	$1,308,139
Translate Bio Series C	12/22/16	$1,122,654
Turn, Inc. (Escrow)	4/11/17	$148,235
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
UNITY Biotechnology, Inc. Series B	10/14/16	$2,652,943
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,235,000
Wheels Up Partners Holdings LLC Series C	6/22/17	$2,092,241
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$184,341
Fidelity Securities Lending Cash Central Fund	1,219,288
Total	$1,403,629

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,338,607,431	$2,296,600,788	$16,694,467	$25,312,176
Consumer Staples	572,288,609	553,844,902	18,443,707	--
Energy	129,148,357	129,148,357	--	--
Financials	284,815,881	271,367,009	--	13,448,872
Health Care	2,125,304,798	2,027,062,494	3,492,722	94,749,582
Industrials	686,026,647	634,918,355	--	51,108,292
Information Technology	4,787,789,488	4,696,537,191	15,883,685	75,368,612
Materials	152,573,278	152,573,278	--	--
Real Estate	28,194,828	28,194,828	--	--
Telecommunication Services	63,702,057	62,768,952	--	933,105
Money Market Funds	199,030,802	199,030,802	--	--
Total Investments in Securities:	$11,367,482,176	$11,052,046,956	$54,514,581	$260,920,639

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$234,830,511

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$235,622,156
Net Realized Gain (Loss) on Investment Securities	(2,738,597)
Net Unrealized Gain (Loss) on Investment Securities	16,814,878
Cost of Purchases	34,346,579
Proceeds of Sales	(23,124,377)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$260,920,639
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$16,197,240

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$260,920,639	Recovery value	Recovery value	0.2% - 0.7% / 0.4%	Increase
		Market approach	Transaction price	$0.54 - $135.00 / $60.61	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 14.3 / 5.1	Increase
			Transaction price	$1.44 - $330.00 / $52.97	Increase
			Discount rate	8.0% - 69.0% / 30.9%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 16.0%	Decrease
			Liquidity preference	$6.75 - $65.88 / $31.04	Increase
			Premium rate	15.0% - 144.0% / 49.3%	Increase
			Proxy premium	10.0% - 76.0% / 29.3%	Increase
		Discount cash flow	Discount rate	8.0% - 12.2% / 10.8%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3% - 69.0% / 6.8%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017